Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Common shares outstanding, beginning balance (in shares) at Dec. 31, 2017		99,877,688
Balance, beginning of the year at Dec. 31, 2017	$ 1,001,100	$ 1,077,477	$ 43,392	$ 3,435	$ (123,204)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	2,179,999	2,179,999
Exercise of stock options	$ 30,494	$ 48,408	(17,914)
Stock-based compensation	97,690		97,690
Vesting of restricted share units (in shares)		935,002
Vesting of restricted share units	0	$ 48,363	(48,363)
Issuance of Class A subordinate voting shares, net of offering costs (in shares)		7,400,000
Issuance of Class A subordinate voting shares, net of offering costs	1,041,688	$ 1,041,688
Net loss and comprehensive loss for the year	(80,204)			(15,651)	(64,553)
Common shares outstanding, ending balance (in shares) at Dec. 31, 2018		110,392,689
Balance, end of the year at Dec. 31, 2018	$ 2,090,768	$ 2,215,936	74,805	(12,216)	(187,757)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	2,084,063	2,084,063
Exercise of stock options	$ 48,337	$ 75,296	(26,959)
Stock-based compensation	159,310		159,310
Vesting of restricted share units (in shares)		1,252,250
Vesting of restricted share units	0	$ 106,408	(106,408)
Issuance of shares related to business acquisitions (in shares)		514,973
Issuance of shares related to business acquisitions	132,510	$ 170,630	(38,120)
Issuance of Class A subordinate voting shares, net of offering costs (in shares)		2,185,000
Issuance of Class A subordinate voting shares, net of offering costs	688,014	$ 688,014
Net loss and comprehensive loss for the year	(111,580)			13,262	(124,842)
Common shares outstanding, ending balance (in shares) at Dec. 31, 2019		116,428,975
Balance, end of the year at Dec. 31, 2019	$ 3,015,734	$ 3,256,284	$ 62,628	$ 1,046	$ (304,224)